Details of treasury and other financial risks - Estimated transaction exposure and related hedges (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Payables cash flow [Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	€ 1,606	€ 960
Hedge of transaction exposure		809
Payables cash flow [Member] | Cash flow hedges [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Hedge of transaction exposure	1,244
Payables cash flow [Member] | Switzerland, Francs
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	0
Payables cash flow [Member] | China, Yuan Renminbi
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	141
Hedge of transaction exposure	136
Payables cash flow [Member] | United Kingdom, Pounds
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	24
Hedge of transaction exposure	23
Payables cash flow [Member] | Japan, Yen
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	10
Hedge of transaction exposure	10
Payables cash flow [Member] | Others [Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	523
Hedge of transaction exposure	290
Payables cash flow [Member] | United States of America, Dollars
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	907
Hedge of transaction exposure	786
Receivables cash flow [Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	5,233	3,930
Hedge of transaction exposure	3,292	€ 2,562
Receivables cash flow [Member] | Australia, Dollars
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	225
Hedge of transaction exposure	133
Receivables cash flow [Member] | Canada, Dollars
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	283
Hedge of transaction exposure	161
Receivables cash flow [Member] | Switzerland, Francs
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	110
Hedge of transaction exposure	58
Receivables cash flow [Member] | China, Yuan Renminbi
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	456
Hedge of transaction exposure	322
Receivables cash flow [Member] | Czech Republic, Koruny
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	108
Hedge of transaction exposure	37
Receivables cash flow [Member] | United Kingdom, Pounds
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	371
Hedge of transaction exposure	203
Receivables cash flow [Member] | Japan, Yen
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	870
Hedge of transaction exposure	478
Receivables cash flow [Member] | Others [Member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	280
Hedge of transaction exposure	240
Receivables cash flow [Member] | Poland, Zlotych
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	275
Hedge of transaction exposure	96
Receivables cash flow [Member] | Russia, Rubles
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	58
Receivables cash flow [Member] | Russia, Rubles | Cash flow hedges [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Hedge of transaction exposure	58
Receivables cash flow [Member] | Sweden, Kronor
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	71
Hedge of transaction exposure	38
Receivables cash flow [Member] | United States of America, Dollars
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Transaction exposure	2,125
Hedge of transaction exposure	€ (1,467)